UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   October 19, 2019 to November 18, 2019

Commission File Number of issuing entity:  333-165147-01

Central Index Key Number of issuing entity:  0001529658

J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-165147

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Bradley J. Horn (212) 834-9708
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3851352
38-3851353
38-7003224
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-SB			X
X-A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note

The Certificate Administrator was required to make distributions to the Certificateholders on the November 18, 2019 Distribution Date.  On December 9, 2019, the Certificate Administrator was informed by the Master Servicer that there was an incorrect posting of a $1,400,000 curtailment that should have been part of a larger $6,200,000 curtailment dated effectively for August 14, 2019. The funds were reversed and reapplied correctly on December 9, 2019. The Distribution Date statement has been revised to reflect the payment changes.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On November 18, 2019 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

The revised distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on November 18, 2019

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
0	N/A	4	$1,626,346.77

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from October 19, 2019 to November 18, 2019.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on November 14, 2019. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G for this asset class on March 22, 2019. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Except as otherwise disclosed in this report, no material funds are permitted under the Pooling and Servicing Agreement to remain in any transaction account established thereunder after distributions are made from funds in that account to investors on a Distribution Date, or after remittances are made on the applicable remittance date to the Trustee of funds to be distributed to investors on the related Distribution Date, as applicable, other than (a) funds to be distributed on the next distribution date, and (b) funds permitted under the Pooling and Servicing Agreement to be held to pay expenses permitted to be paid or reimbursed thereunder.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The InterContinental Hotel Chicago Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)(the “Prospectus Supplement”)) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. In accordance with Item 1112(b)(1) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $17,450,419.00 for the period January 1, 2019 through June 30, 2019.

SunTrust Bank, the lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I Mortgage Loan and the SunTrust Bank Portfolio II Mortgage Loan (loans # 2 and loan # 13, respectively, on Annex A-1 of the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)) constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the Prospectus Supplement. Financial information required under Item 1112(b) of Regulation AB can be found in the tables below.

SunTrust Bank
303 Peachtreet Street, Northeast
Atlanta, GA 30308
FDIC Certificate #: 867 Bank Charter Class: SM

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		September 30, 2019
Income and Expense
1	Number of institutions reporting	1
2	Total interest income	5,979,444
3	Total interest expense	1,273,329
4	Net interest income	4,706,115
5	Provision for loan and lease losses	409,533
6	Total noninterest income	2,271,731
7	Fiduciary activities	223,843
8	Service charges on deposit accounts	443,782
9	Trading account gains & fees	111,333
10	Additional noninterest income	1,492,773
11	Total noninterest expense	4,226,753
12	Salaries and employee benefits	2,162,736
13	Premises and equipment expense	401,448
14	Additional noninterest expense	1,662,569
15	Pre-tax net operating income	2,341,560
16	Securities gains (losses)	-37,901
17	Applicable income taxes	356,584
18	Income before extraordinary items	1,947,075
19	Discontinued operations (Extraordinary gains - net)*	0
20	Net income attributable to bank	1,940,261
21	Net income attributable to noncontrolling interests	6,814
22	Net income attributable to bank and noncontrolling interests	1,947,075
23	Net charge-offs	325,718
24	Cash dividends	1,200,000
25	Sale, conversion, retirement of capital stock, net	-7,567
26	Net operating income	1,979,291

Memo:

Interest income and expense in foreign offices

Gross fiduciary and related services income

* Note: Accounting change as of September 2016, Extraordinary Gains,

Net now only includes Discontinued Operations Expense.

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		September 30, 2019
Assets and Liabilities
1	Total employees (full-time equivalent)	21,254
2	Total assets	221,424,201
3	Cash and due from depository institutions	7,914,372
4	Interest-bearing balances	6,030,212
5	Securities	31,329,506
6	Federal funds sold & reverse repurchase agreements	133,504
7	Net loans & leases	158,851,566
8	Loan loss allowance	1,698,331
9	Trading account assets	4,939,419
10	Bank premises and fixed assets	2,449,257
11	Other real estate owned	69,274
12	Goodwill and other intangibles	7,534,979
13	All other assets	8,202,324
14	Total liabilities and capital	221,424,201
15	Total liabilities	194,766,225
16	Total deposits	169,246,694
17	Interest-bearing deposits	128,230,426
18	Deposits held in domestic offices	169,246,694
19	% insured	56.10%
20	Federal funds purchased & repurchase agreements	515,478
21	Trading liabilities	476,891
22	Other borrowed funds	19,962,001
23	Subordinated debt	887,044
24	All other liabilities	3,678,117
25	Total equity capital	26,657,976
26	Total bank equity capital	26,552,570
27	Perpetual preferred stock	0
28	Common stock	21,600
29	Surplus	13,403,690
30	Undivided profits	13,127,280
31	Noncontrolling interests in consolidated subsidiaries	105,406

Memoranda:
32	Noncurrent loans and leases	1,996,900
33	Noncurrent loans that are wholly or partially guaranteed by the U.S. government	1,380,104
34	Income earned, not collected on loans	1,091,749
35	Earning assets	199,549,035
36	Long-term assets (5+ years)	71,824,244
37	Average Assets, year-to-date	215,370,825
38	Average Assets, quarterly	218,860,579
39	Total risk weighted assets	190,968,957
40	Adjusted average assets for leverage capital purposes	212,939,890
41	Life insurance assets	1,628,831
42	General account life insurance assets	1,301,615
43	Separate account life insurance assets	138,032
44	Hybrid life insurance assets	189,184
45	Volatile liabilities	14,523,631
46	Insider loans	765
47	FHLB advances	7,503,087
48	Loans and leases held for sale	1,935,916
49	Unused loan commitments	102,337,068
50	Tier 1 (core) risk-based capital	20,929,124
51	Tier 2 risk-based capital	2,479,157
52	Total unused commitments	102,337,068
53	Derivatives	262,323,876

 Item 7. Change in Sponsor Interest in the Securities.

None

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the November 18, 2019 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ Brennan P. Woods
Brennan P. Woods, Vice President

Date: December 13, 2019